                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/07

    Item 1. Report to Shareholders.



    The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 12/31/07

                                                                                    I SHARES   R SHARES
                            A SHARES            B SHARES            C SHARES         SINCE      SINCE
                          since 7/22/69       since 1/10/92       since 8/27/93     8/12/05    3/20/07
-------------------------------------------------------------------------------------------------------
AVERAGE                            W/MAX               W/MAX               W/MAX
ANNUAL                    W/O      5.75%      W/O      5.00%      W/O      1.00%      W/O        W/O
TOTAL                    SALES     SALES     SALES     SALES     SALES    W/SALES    SALES      SALES
RETURNS                 CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES    CHARGES

Since
Inception                10.81%    10.64%     7.38%     7.38%     7.29%     7.29%    15.29%     19.71%

10-year                   3.74      3.12      3.12      3.12      2.96      2.96        --         --

5-year                   13.68     12.34     12.87     12.68     12.79     12.79        --         --

1-year                   22.07     15.01     21.42     16.42     21.05     20.05     22.35         --

6-month                  11.45      5.04     11.27      6.27     10.96      9.96     11.56      11.30
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index consists of the 1,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

For the six months ended December 31, 2007, equities overall declined as investors succumbed to the ongoing pressures caused by the deterioration of the housing and mortgage markets. In spite of investors' optimism earlier in the year that the impact of the declining subprime mortgage industry (which provides loans to less creditworthy customers) would be confined to a small part of the overall market, this hope was dashed early in the reporting period, when the subprime mortgage market suffered a complete collapse under the weight of rising loan defaults and home foreclosures. This, in turn, led to the demise of several hedge funds invested in mortgage-backed securities and the bankruptcies of a number of mortgage lenders. Credit significantly tightened during this period and liquidity decreased, stemming the flow of cash that had underpinned the frenetic pace of deal making and merger and acquisition activities over the past several years. Consumer spending, another key factor in the economy's recent growth, decreased considerably as house values continued to drop and oil and gasoline prices rose higher. In response to rising volatility, the Federal Open Market Committee (the "Fed") began a series of cuts to the target federal funds rate and the discount rate (the rate at which member banks borrow from the central bank). Although each announced rate reduction temporarily boosted investor sentiment, the broad market declined in the fourth quarter, reflecting investors' concerns about the health of the financial markets in 2008.

For the six-month period, the broad stock market's return was in negative territory. Growth stocks (which comprise the Russell 1000(R) Growth Index and generally represent the Fund's universe of investable stocks) were the only asset class that yielded a positive return for the period, handily surpassing the broad market returns. In this volatile market environment, investors generally favored growth stocks in their belief that these securities had greater potential for above-average growth in a slower paced economic environment. They also preferred large capitalization securities due to larger companies' perceived earnings stability, as well as these companies' ability to tap into international markets for growth.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Pace Fund outperformed the Russell 1000(R) Growth Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   GROWTH INDEX

      11.45%    11.27%    10.96%    11.56%    11.30%        3.41%
---------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

We use intensive fundamental research to seek high-quality growth companies. Our investment discipline favors companies that have sustainable competitive advantages, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward profile. Because we emphasize secular growth, short-term market events are not as meaningful in the stock selection process. As a result of our management strategy, sector allocations are a result of bottom-up stock selection and are not intentional top-down decisions.

For the period, the largest positive contributor to the Fund's performance was the technology sector. Stock selection in this sector, particularly in the communication technology, computer services software, and computer technology segments, bolstered returns and helped to offset the modestly negative impact of an underweight allocation. In the consumer discretionary sector, security selection in retail, hotel/motel and consumer electronics companies also significantly added to relative returns and more than made up for the less favorable effect of an overweight position. Additionally, stock selection, specifically a single holding in the agriculture fishing and ranching segment, and an overweight allocation in the materials and processing sector were advantageous to performance.

Although the Fund outperformed strongly against the Russell 1000 Growth Index for the period, still there were a few areas of weakness which diminished relative returns. The main detractor from performance was the financial services sector, where a single holding in a financial information services company and an overweight allocation in the sector hindered returns. The Fund's lack of investment in soft drinks companies within the consumer staples sector also adversely affected performance, as did security selection in the multi-industry sector (which included conglomerates).

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the portfolio, followed by the materials and processing sector and the financial services sector. Both the materials and processing and financial services sectors were overweight relative to the Russell 1000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 12/31/07
Monsanto Co.                                                      7.4%
Google, Inc., Class A                                             7.0
Amazon.com, Inc.                                                  5.2
Ultra Petroleum Corp.                                             5.0
Brookfield Asset Management, Inc., Class A                        4.3
eBay, Inc.                                                        3.9
Research In Motion, Ltd.                                          3.7
Apple, Inc.                                                       3.2
Wynn Resorts, Ltd.                                                3.1
America Movil, SA de CV, Ser L                                    2.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
Internet Software & Services                                     15.5%
Fertilizers & Agricultural Chemicals                              7.4
Oil & Gas Exploration & Production                                6.6
Communications Equipment                                          5.7
Internet Retail                                                   5.2
Wireless Telecommunication Services                               4.3
Real Estate Management & Development                              4.3
Construction Materials                                            3.4
Computer Hardware                                                 3.2
Casinos & Gaming                                                  3.1
Air Freight & Logistics                                           3.0
Consumer Finance                                                  2.7
Multi-Line Insurance                                              2.7
Property & Casualty Insurance                                     2.6
Restaurants                                                       2.3
Specialized Finance                                               2.0
Distributors                                                      1.8
Apparel Retail                                                    1.8
Data Processing & Outsourced Services                             1.7
Advertising                                                       1.5
Hypermarkets & Super Centers                                      1.5
Department Stores                                                 1.5
Apparel, Accessories & Luxury Goods                               1.5
Marine Ports & Services                                           1.4
Diversified Commercial & Professional Services                    1.3
Systems Software                                                  1.3
Asset Management & Custody Banks                                  1.2
Steel                                                             1.0
Multi-Utilities                                                   1.0
Human Resource & Employment Services                              0.9
Environmental & Facilities Services                               0.8
Biotechnology                                                     0.8
Health Care Equipment                                             0.6
                                                                -----
Total Long-Term Investments                                      95.6
Total Repurchase Agreements                                       6.1
                                                                -----
Total Investments                                               101.7
Foreign Currency                                                 0.0*
Liabilities in Excess of Other Assets                            (1.7)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/07          12/31/07       7/1/07-12/31/07
Class A
  Actual.....................................    $1,000.00        $1,114.55           $5.00
  Hypothetical...............................     1,000.00         1,020.41            4.77
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,112.68            6.80
  Hypothetical...............................     1,000.00         1,018.70            6.50
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,109.65            9.02
  Hypothetical...............................     1,000.00         1,016.59            8.62
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,115.64            3.67
  Hypothetical...............................     1,000.00         1,021.67            3.51
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,112.97            6.32
  Hypothetical...............................     1,000.00         1,019.15            6.04
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, 1.28%, 1.70%, 0.69% and 1.19% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  95.6%
ADVERTISING  1.5%
Aeroplan Income Fund (Canada).............................         873,222   $   20,969,007
Aeroplan Income Fund (Canada) (a) (b).....................         189,238        4,544,243
                                                                             --------------
                                                                                 25,513,250
                                                                             --------------
AIR FREIGHT & LOGISTICS  3.0%
C.H. Robinson Worldwide, Inc. ............................         538,880       29,164,186
Expeditors International of Washington, Inc. .............         476,094       21,271,880
                                                                             --------------
                                                                                 50,436,066
                                                                             --------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.5%
Coach, Inc. (a)...........................................         824,517       25,213,730
                                                                             --------------

APPAREL RETAIL  1.8%
Abercrombie & Fitch Co., Class A..........................         370,661       29,641,760
                                                                             --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.2%
Franklin Resources, Inc. .................................         172,453       19,733,797
                                                                             --------------

BIOTECHNOLOGY  0.8%
Illumina, Inc. (a)........................................         229,962       13,627,548
                                                                             --------------

CASINOS & GAMING  3.1%
Wynn Resorts, Ltd. .......................................         461,920       51,795,090
                                                                             --------------

COMMUNICATIONS EQUIPMENT  5.7%
Cisco Systems, Inc. (a)...................................       1,196,198       32,381,080
Research In Motion, Ltd. (Canada) (a).....................         547,680       62,106,912
                                                                             --------------
                                                                                 94,487,992
                                                                             --------------
COMPUTER HARDWARE  3.2%
Apple, Inc. (a)...........................................         271,742       53,826,655
                                                                             --------------

CONSTRUCTION MATERIALS  3.4%
Cemex, SAB de CV--ADR (Mexico) (a)........................       1,221,975       31,588,054
Martin Marietta Materials, Inc. ..........................         191,894       25,445,144
                                                                             --------------
                                                                                 57,033,198
                                                                             --------------
CONSUMER FINANCE  2.7%
American Express Co. .....................................         870,941       45,306,351
                                                                             --------------

DATA PROCESSING & OUTSOURCED SERVICES  1.7%
MasterCard, Inc., Class A.................................         128,673       27,690,430
                                                                             --------------

DEPARTMENT STORES  1.5%
Sears Holdings Corp. (a)..................................         247,147       25,221,351
                                                                             --------------

DISTRIBUTORS  1.8%
Li & Fung, Ltd. (Bermuda).................................       7,658,000       30,553,322
                                                                             --------------

See Notes to Financial Statements                                              9

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.3%
Corporate Executive Board Co. ............................         375,312   $   22,556,251
                                                                             --------------

ENVIRONMENTAL & FACILITIES SERVICES  0.8%
Stericycle, Inc. (a)......................................         230,048       13,664,851
                                                                             --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  7.4%
Monsanto Co. .............................................       1,103,836      123,287,443
                                                                             --------------

HEALTH CARE EQUIPMENT  0.6%
Gen-Probe, Inc. (a).......................................         165,299       10,402,266
                                                                             --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a)...............................         441,837       14,315,519
                                                                             --------------

HYPERMARKETS & SUPER CENTERS  1.5%
Costco Wholesale Corp. ...................................         361,678       25,230,657
                                                                             --------------

INTERNET RETAIL  5.2%
Amazon.com, Inc. (a)......................................         930,991       86,247,006
                                                                             --------------

INTERNET SOFTWARE & SERVICES  15.5%
Baidu.com, Inc.--ADR (Cayman Islands) (a).................          77,000       30,060,030
eBay, Inc. (a)............................................       1,963,643       65,173,311
Google, Inc., Class A (a).................................         169,018      116,872,566
Tencent Holdings, Ltd. (Cayman Islands)...................       2,843,000       21,515,276
Yahoo!, Inc. (a)..........................................       1,062,649       24,717,216
                                                                             --------------
                                                                                258,338,399
                                                                             --------------
MARINE PORTS & SERVICES  1.4%
China Merchants Holdings International Co., Ltd.
  (Hong Kong).............................................       3,820,000       23,358,928
                                                                             --------------

MULTI-LINE INSURANCE  2.7%
Loews Corp. ..............................................         893,899       44,998,876
                                                                             --------------

MULTI-UTILITIES  1.0%
Veolia Environnement--ADR (France)........................         175,297       15,948,521
                                                                             --------------

OIL & GAS EXPLORATION & PRODUCTION  6.6%
Southwestern Energy Co. (a)...............................         460,563       25,662,570
Ultra Petroleum Corp. (Canada) (a)........................       1,177,387       84,183,171
                                                                             --------------
                                                                                109,845,741
                                                                             --------------
PROPERTY & CASUALTY INSURANCE  2.6%
Berkshire Hathaway, Inc., Class B (a).....................           9,091       43,054,976
                                                                             --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  4.3%
Brookfield Asset Management, Inc., Class A (Canada).......       2,023,233       72,168,721
                                                                             --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
RESTAURANTS  2.3%
Starbucks Corp. (a).......................................       1,867,184   $   38,221,257
                                                                             --------------

SPECIALIZED FINANCE  2.0%
CME Group, Inc. ..........................................          50,017       34,311,662
                                                                             --------------

STEEL  1.0%
Nucor Corp. ..............................................         278,568       16,496,797
                                                                             --------------

SYSTEMS SOFTWARE  1.3%
VMware, Inc., Class A (a).................................         253,987       21,586,355
                                                                             --------------

WIRELESS TELECOMMUNICATION SERVICES  4.3%
America Movil, SA de CV, Ser L--ADR (Mexico)..............         795,467       48,833,719
China Mobile, Ltd.--ADR (Hong Kong).......................         274,075       23,808,895
                                                                             --------------
                                                                                 72,642,614
                                                                             --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $1,197,228,011)...................................................    1,596,757,380
                                                                             --------------
REPURCHASE AGREEMENTS  6.1%
Banc of America Securities ($28,597,115 par collateralized
  by U.S. Government obligations in a pooled cash account,
  interest rate of 4.50%, dated 12/31/07, to be sold on
  01/02/08 at $28,604,264)................................                       28,597,115
Citigroup Global Markets, Inc. ($25,419,657 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 4.10%, dated
  12/31/07, to be sold on 01/02/08 at $25,425,447)........                       25,419,657
State Street Bank & Trust Co. ($47,516,228 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 3.90%, dated
  12/31/07, to be sold on 01/02/08 at $47,526,523)........                       47,516,228
                                                                             --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $101,533,000).....................................................      101,533,000
                                                                             --------------

See Notes to Financial Statements                                             11

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED) continued

DESCRIPTION                                                                      VALUE
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.7%
(Cost $1,298,761,011).....................................................   $1,698,290,380
FOREIGN CURRENCY  0.0%
  (Cost $23,379)..........................................................           23,955
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.7%).............................      (27,723,701)
                                                                             --------------

NET ASSETS  100.0%........................................................   $1,670,590,634
                                                                             ==============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $75,427,526 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,298,761,011).....................  $1,698,290,380
Foreign Currency (Cost $23,379).............................          23,955
Cash........................................................           3,736
Receivables:
  Investments Sold..........................................      10,534,492
  Fund Shares Sold..........................................       3,030,471
  Dividends.................................................         347,087
  Interest..................................................          11,617
Other.......................................................         379,534
                                                              --------------
    Total Assets............................................   1,712,621,272
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      37,071,139
  Fund Shares Repurchased...................................       2,782,504
  Distributor and Affiliates................................         686,727
  Investment Advisory Fee...................................         677,709
Trustees' Deferred Compensation and Retirement Plans........         468,443
Accrued Expenses............................................         344,116
                                                              --------------
    Total Liabilities.......................................      42,030,638
                                                              --------------
NET ASSETS..................................................  $1,670,590,634
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,309,393,453
Net Unrealized Appreciation.................................     399,529,612
Accumulated Undistributed Net Investment Income.............       1,670,386
Accumulated Net Realized Loss...............................     (40,002,817)
                                                              --------------
NET ASSETS..................................................  $1,670,590,634
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,547,290,734 and 116,102,830 shares of
    beneficial interest issued and outstanding).............  $        13.33
    Maximum sales charge (5.75%* of offering price).........            0.81
                                                              --------------
    Maximum offering price to public........................  $        14.14
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,359,973 and 3,272,847 shares of
    beneficial interest issued and outstanding).............  $        12.64
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,207,931 and 1,201,829 shares of
    beneficial interest issued and outstanding).............  $        12.65
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $66,612,295 and 4,968,346 shares of
    beneficial interest issued and outstanding).............  $        13.41
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $119,701 and 9,001 shares of beneficial
    interest issued and outstanding)........................  $        13.30
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $74,877).....  $  7,975,820
Interest....................................................     1,454,327
                                                              ------------
    Total Income............................................     9,430,147
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,757,486
Distribution (12b-1) and Service Fees
  Class A...................................................     1,801,153
  Class B...................................................       119,107
  Class C...................................................        50,318
  Class R...................................................           288
Transfer Agent Fees.........................................     1,224,600
Accounting and Administrative Expenses......................       106,477
Reports to Shareholders.....................................       103,569
Professional Fees...........................................        61,589
Registration Fees...........................................        53,525
Custody.....................................................        34,440
Trustees' Fees and Related Expenses.........................        26,993
Other.......................................................        29,610
                                                              ------------
    Total Expenses..........................................     7,369,155
    Less Credits Earned on Cash Balances....................        38,115
                                                              ------------
    Net Expenses............................................     7,331,040
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,099,107
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 68,606,638
  Foreign Currency Transactions.............................     1,641,708
                                                              ------------
Net Realized Gain...........................................    70,248,346
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   310,805,471
                                                              ------------
  End of the Period:
    Investments.............................................   399,529,369
    Foreign Currency Translation............................           243
                                                              ------------
                                                               399,529,612
                                                              ------------
Net Unrealized Appreciation During the Period...............    88,724,141
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $158,972,487
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $161,071,594
                                                              ============

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE           FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         DECEMBER 31, 2007   JUNE 30, 2007
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss.............................   $    2,099,107     $   (1,988,234)
Net Realized Gain......................................       70,248,346         58,779,303
Net Unrealized Appreciation During the Period..........       88,724,141        175,342,292
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      161,071,594        232,133,361
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      167,968,386         62,410,381
Cost of Shares Repurchased.............................     (119,558,102)      (274,155,737)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       48,410,284       (211,745,356)
                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS...........................      209,481,878         20,388,005
NET ASSETS:
Beginning of the Period................................    1,461,108,756      1,440,720,751
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,670,386 and $(428,721),
  respectively)........................................   $1,670,590,634     $1,461,108,756
                                                          ==============     ==============

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                                    YEAR ENDED JUNE 30,
CLASS A SHARES                DECEMBER 31,   ------------------------------------------------------------------------------
                                  2007         2007            2006             2005            2004                 2003
                              ---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 THE PERIOD..................   $  11.96     $  10.18        $   9.13         $   8.75        $   7.81             $   8.08
                                --------     --------        --------         --------        --------             --------
 Net Investment
   Income/Loss...............       0.02(a)     (0.01)(a)       (0.02)(a)         0.02(a)          -0-(a)(c)           0.03
 Net Realized and Unrealized
   Gain/Loss.................       1.35         1.79            1.07             0.39            0.96                (0.28)
                                --------     --------        --------         --------        --------             --------
Total from Investment
 Operations..................       1.37         1.78            1.05             0.41            0.96                (0.25)
Less Distributions from Net
 Investment Income...........        -0-          -0-             -0-             0.03            0.02                 0.02
                                --------     --------        --------         --------        --------             --------
NET ASSET VALUE, END OF THE
 PERIOD......................   $  13.33     $  11.96        $  10.18         $   9.13        $   8.75             $   7.81
                                ========     ========        ========         ========        ========             ========

Total Return (b).............     11.45%*      17.49%          11.50%            4.65%          12.32%               -3.10%
Net Assets at End of the
 Period (In millions)........   $1,547.3     $1,402.1        $1,379.3         $1,353.6        $1,515.6             $1,530.3
Ratio of Expenses to Average
 Net Assets..................      0.94%        0.95%           0.96%            0.99%           0.98%                1.00%
Ratio of Net Investment
 Income/Loss to Average Net
 Assets......................      0.27%       (0.11%)         (0.24%)           0.20%           0.05%                0.32%
Portfolio Turnover...........        30%*         45%             70%             154%            171%                  48%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                            YEAR ENDED JUNE 30,
CLASS B SHARES                   DECEMBER 31,   --------------------------------------------------------------
                                     2007        2007          2006          2005          2004          2003
                                 -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $11.37      $ 9.75        $ 8.81        $ 8.48        $ 7.61        $ 7.91
                                    ------      ------        ------        ------        ------        ------
  Net Investment Loss...........     (0.01)(a)   (0.09)(a)     (0.09)(a)     (0.05)(a)     (0.06)(a)     (0.04)
  Net Realized and Unrealized
    Gain/Loss...................      1.28        1.71          1.03          0.38          0.93         (0.26)
                                    ------      ------        ------        ------        ------        ------
Total from Investment
  Operations....................      1.27        1.62          0.94          0.33          0.87         (0.30)
                                    ------      ------        ------        ------        ------        ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $12.64      $11.37        $ 9.75        $ 8.81        $ 8.48        $ 7.61
                                    ======      ======        ======        ======        ======        ======

Total Return (b)................    11.27%(c)*  16.51%        10.67%(c)      3.89%        11.43%        -3.79%
Net Assets at End of the Period
  (In millions).................    $ 41.4      $ 43.3        $ 51.5        $ 34.7        $ 50.5        $ 49.3
Ratio of Expenses to Average Net
  Assets........................     1.28%(c)    1.72%         1.66%(c)      1.76%         1.74%         1.76%
Ratio of Net Investment Loss to
  Average Net Assets............    (0.11%)(c)  (0.91%)       (0.91%)(c)    (0.57%)       (0.71%)       (0.44%)
Portfolio Turnover..............       30%*        45%           70%          154%          171%           48%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                            YEAR ENDED JUNE 30,
CLASS C SHARES                   DECEMBER 31,   --------------------------------------------------------------
                                     2007        2007          2006          2005          2004          2003
                                 -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $11.40      $ 9.78        $ 8.84        $ 8.51        $ 7.63        $ 7.94
                                    ------      ------        ------        ------        ------        ------
  Net Investment Loss...........     (0.02)(a)   (0.09)(a)     (0.10)(a)     (0.05)(a)     (0.06)(a)     (0.05)
  Net Realized and Unrealized
    Gain/Loss...................      1.27        1.71          1.04          0.38          0.94         (0.26)
                                    ------      ------        ------        ------        ------        ------
Total from Investment
  Operations....................      1.25        1.62          0.94          0.33          0.88         (0.31)
                                    ------      ------        ------        ------        ------        ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $12.65      $11.40        $ 9.78        $ 8.84        $ 8.51        $ 7.63
                                    ======      ======        ======        ======        ======        ======

Total Return (b)................    10.96%*     16.56%        10.63%         3.88%        11.53%        -3.90%
Net Assets at End of the Period
  (In millions).................    $ 15.2      $  7.9        $  9.3        $  4.7        $  8.1        $  6.4
Ratio of Expenses to Average Net
  Assets........................     1.70%       1.72%         1.72%         1.76%         1.74%         1.76%
Ratio of Net Investment Loss to
  Average Net Assets............    (0.39%)     (0.88%)       (0.97%)       (0.57%)       (0.71%)       (0.44%)
Portfolio Turnover..............       30%*        45%           70%          154%          171%           48%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                   SIX MONTHS       YEAR     AUGUST 12, 2005
                                                     ENDED         ENDED     (COMMENCEMENT OF
CLASS I SHARES                                    DECEMBER 31,    JUNE 30,    OPERATIONS) TO
                                                      2007          2007      JUNE 30, 2006
                                                  -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........     $12.02        $10.21         $ 9.55
                                                     ------        ------         ------
  Net Investment Income (a).....................       0.06          0.05            -0-(b)
  Net Realized and Unrealized Gain..............       1.33          1.76           0.66
                                                     ------        ------         ------
Total from Investment Operations................       1.39          1.81           0.66
                                                     ------        ------         ------
NET ASSET VALUE, END OF THE PERIOD..............     $13.41        $12.02         $10.21
                                                     ======        ======         ======

Total Return (c)................................     11.56%*       17.73%          6.91%*
Net Assets at End of the Period (In millions)...     $ 66.6        $  7.7         $  0.6
Ratio of Expenses to Average Net Assets.........      0.69%         0.70%          0.73%
Ratio of Net Investment Income/Loss to Average
  Net Assets....................................      0.85%         0.40%         (0.05%)
Portfolio Turnover..............................        30%*          45%            70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

See Notes to Financial Statements                                             19

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          SIX MONTHS        MARCH 20, 2007
                                                             ENDED         (COMMENCEMENT OF
CLASS R SHARES                                           DECEMBER 31,       OPERATIONS) TO
                                                             2007           JUNE 30, 2007
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............       $11.95              $11.11
                                                            ------              ------
  Net Investment Income (a)..........................          -0-(b)             0.01
  Net Realized and Unrealized Gain...................         1.35                0.83
                                                            ------              ------
Total from Investment Operations.....................         1.35                0.84
                                                            ------              ------
NET ASSET VALUE, END OF THE PERIOD...................       $13.30              $11.95
                                                            ======              ======

Total Return (c).....................................       11.30%*              7.56%*
Net Assets at End of the Period (In millions)........       $  0.1              $  0.1
Ratio of Expenses to Average Net Assets..............        1.19%               1.18%
Ratio of Net Investment Income to Average Net
  Assets.............................................        0.02%               0.21%
Portfolio Turnover...................................          30%*                45%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 20007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 20007 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,298,880,360
                                                                ==============
Gross tax unrealized appreciation...........................    $  479,529,342
Gross tax unrealized depreciation...........................       (80,119,322)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  399,410,020
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of gains on futures transactions are included in ordinary income for tax purposes.

    There were no taxable distributions paid during the year ended June 30, 2007.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2007, the Fund's custody fee was reduced by $38,115 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 20007 (UNAUDITED) continued

exchange prevailing when such securities were acquired or sold. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .50%
Next $1 billion.............................................       .45%
Next $1 billion.............................................       .40%
Over $3 billion.............................................       .35%

    For the six months ended December 31, 2007, the Fund recognized expenses of approximately $21,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $46,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $932,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $320,294 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 20007 (UNAUDITED) continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $148,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $20,600. Sales charges do not represent expenses of the Fund.

    At December 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 749 shares and 9,001 shares of Class I and Class R, respectively.

3. CAPITAL TRANSACTIONS

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

                                          FOR THE                           FOR THE
                                      SIX MONTHS ENDED                    YEAR ENDED
                                     DECEMBER 31, 2007                   JUNE 30, 2007
                                ----------------------------     -----------------------------
                                  SHARES           VALUE           SHARES            VALUE
Sales:
  Class A.....................   6,418,297     $  84,642,405       3,832,002     $  41,888,100
  Class B.....................     497,853         6,181,826       1,129,427        11,026,554
  Class C.....................     583,602         7,391,310         252,481         2,701,306
  Class I.....................   5,096,081        69,752,845         592,894         6,694,421
  Class R.....................         -0-               -0-           9,001           100,000
                                ----------     -------------     -----------     -------------
Total Sales...................  12,595,833     $ 167,968,386       5,815,805     $  62,410,381
                                ==========     =============     ===========     =============
Repurchases:
  Class A.....................  (7,505,081)    $ (95,702,282)    (22,097,066)    $(241,723,204)
  Class B.....................  (1,032,255)      (12,685,234)     (2,608,158)      (27,217,305)
  Class C.....................     (78,039)         (938,011)       (505,604)       (5,091,359)
  Class I.....................    (768,818)      (10,232,575)        (11,611)         (123,869)
  Class R.....................         -0-               -0-             -0-               -0-
                                ----------     -------------     -----------     -------------
Total Repurchases.............  (9,384,193)    $(119,558,102)    (25,222,439)    $(274,155,737)
                                ==========     =============     ===========     =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $800, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $446,759,124 and $464,781,969, respectively.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 20007 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $34,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUND, INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        14, 114, 214, 614, 314
                                                                  PACESAN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00868P-Y12/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pace Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008